Insurance services (Tables)	12 Months Ended
Mar. 31, 2026
Separate Accounts Disclosure [Abstract]
Summary of Balances of and Changes in Separate Account Liabilities
The balances of and changes in separate account liabilities for the fiscal years ended March 31, 2025 and March 31, 2026 are as follows:

	As of March 31, 2025
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total
	(In millions)
Balance, April 1, 2024	Rs.	790,711.5	Rs.	55,596.3	Rs.	109,108.5	Rs.	955,416.3
Premiums and deposits		144,941.9		7,515.3		38,092.2		190,549.4
Policy charges		(18,978.4)		(789.3)		(1,289.6)		(21,057.3)
Surrenders and withdrawals		(93,686.8)		(7,853.0)		(16,508.7)		(118,048.5)
Benefit payments		(68,275.4)		(4,180.8)		—		(72,456.2)
Investment performance		71,320.8		4,643.4		10,821.3		86,785.5
Other charges		(4,473.8)		(193.9)		(240.1)		(4,907.8)

Balance, March 31, 2025	Rs.	821,559.8	Rs.	54,738.0	Rs.	139,983.6	Rs.	1,016,281.4

	As of March 31, 2026
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total		Total
	(In millions)
Balance, April 1, 2025	Rs.	821,559.8	Rs.	54,738.0	Rs.	139,983.6	Rs.	1,016,281.4	US$	10,831.2
Premiums and deposits		174,060.2		10,699.2		45,756.6		230,516.0		2,456.7
Policy charges		(20,826.3)		(804.8)		(1,713.3)		(23,344.4)		(248.8)
Surrenders and withdrawals		(86,181.1)		(6,105.5)		(11,704.7)		(103,991.3)		(1,108.3)
Benefit payments		(65,691.7)		(4,658.2)		—		(70,349.9)		(749.8)
Investment performance		4,031.7		(320.3)		1,668.1		5,379.5		57.3
Other charges		(2,163.4)		(112.7)		(299.1)		(2,575.2)		(27.4)

Balance, March 31, 2026	Rs.	824,789.2	Rs.	53,435.7	Rs.	173,691.2	Rs.	1,051,916.1	US$	11,210.9

Summary of Bank's Aggregate Fair Value of Assets, by Major Investment Asset Category, Supporting Separate Accounts Liabilities
The Bank’s aggregate fair value of assets, by major investment asset category, supporting separate accounts liabilities as of March 31, 2025 and March 31, 2026 are as follows:

	As of March 31, 2025
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total
	(In millions)
Government of India securities	Rs.	30,908.6	Rs.	5,813.3	Rs.	60,989.7	Rs.	97,711.6
Other corporate/financial institution securities		88,265.9		8,133.3		44,030.8		140,430.0

Total debt securities		119,174.5		13,946.6		105,020.5		238,141.6
Other securities (including mutual fund units)		697,104.6		40,158.2		29,029.6		766,292.4
Other net current assets		5,280.7		633.2		5,933.5		11,847.4

Total	Rs.	821,559.8	Rs.	54,738.0	Rs.	139,983.6	Rs.	1,016,281.4

	As of March 31, 2026
Particulars	Unit-Linked Life		Unit-Linked Pension		Group Linked		Total		Total
	(In millions)
Government of India securities	Rs.	45,981.6	Rs.	3,699.8	Rs.	32,784.6	Rs.	82,466.0	US$	878.9
Other corporate/financial institution securities		68,702.0		9,754.3		96,514.4		174,970.7		1,864.8

Total debt securities		114,683.6		13,454.1		129,299.0		257,436.7		2,743.7
Other securities (including mutual fund units)		704,189.2		39,107.5		35,915.1		779,211.8		8,304.5
Other net current assets		5,916.4		874.1		8,477.1		15,267.6		162.7

Total	Rs.	824,789.2	Rs.	53,435.7	Rs.	173,691.2	Rs.	1,051,916.1	US$	11,210.9

Summary of Bank's liabilities on Policies
The Bank’s liabilities on policies in force on the consolidated balance sheets as of March 31, 2025 and March 31, 2026 are as follows:

	As of,
Description	March 31, 2025		March 31, 2026		March 31, 2026
	(In millions)
Liability for Future Policy Benefits	Rs.	2,087,603.8	Rs.	2,277,581.6	US$	24,273.4
Policyholder Account Balances		81,652.8		71,862.0		765.9
Other Policy Liabilities		11,707.7		18,440.0		196.6

Total	Rs.	2,180,964.3	Rs.	2,367,883.6	US$	25,235.9

Summary of Bank's Liability for Future Policy Benefits on the Consolidated Balance Sheets
The Bank’s liability for future policy benefits on the consolidated balance sheets as of March 31, 2025 and March 31, 2026 are as follows:

	As of,
Description	March 31, 2025		March 31, 2026		March 31, 2026
	(In millions)
Non Par Protection	Rs.	197,562.8	Rs.	194,915.5	US$	2,077.3
Non Par Riders		89.7		54.7		0.6
Non Par Savings		740,769.5		813,450.3		8,669.3
Non Par Pension		17,986.6		18,348.7		195.6
Individual Annuity		319,760.4		349,830.1		3,728.3
Individual Health		275.4		461.6		4.9
Par Life		654,173.3		704,829.8		7,511.8
Par Pension		15,878.0		20,832.1		222.0
Group Non Par Life		141,108.1		174,858.8		1,863.6

Total	Rs.	2,087,603.8	Rs.	2,277,581.6	US$	24,273.4

Summary of Information About the Liability for Future Policy Benefits
The following information about the liability for future policy benefits includes disaggregated rollforwards of expected future net premiums and expected future benefits. The products grouped within these rollforwards were selected based upon common characteristics and valuations using similar inputs, judgments, assumptions and methodologies within a particular line of business. All amounts presented in the rollforwards and accompanying financial information do not include a reduction for amounts ceded to reinsurers, except with respect to ending net liability for future policy benefits balances where applicable.

	Year Ended March 31, 2025
	Non Par Protection	Non Par Riders	Non Par Savings	Non Par Pension	Individual Annuity	Individual Health	Par Life	Par Pension	Group Non Par Life	Total
	(Rs. In million, other than weighted average)
Present value of Expected Net Premium
Balance at April 01, 2024, at current discount rate at balance sheet date	58,562.2	1,146.5	292,140.3	1,571.2	8,156.7	740.6	25,635.6	1,613.3	6.9	389,573.3
Balance at April 01, 2024, at original discount rate	58,388.2	1,149.1	293,322.3	1,577.5	8,152.4	742.4	25,732.8	1,620.3	6.8	390,691.8
Effect of changes in cash flow assumptions	11,055.5	—	(7,969.2)	(48.7)	(100.7)	—	(6,439.3)	1,103.9	15.7	(2,382.8)
Effect of actuarial variances from expected experience	(2,165.2)	(307.1)	2,724.7	108.9	(508.6)	(331.1)	1,137.5	145.3	(4,556.3)	(3,751.9)
Adjusted Balance	67,278.5	842.0	288,077.8	1,637.7	7,543.1	411.3	20,431.0	2,869.5	(4,533.8)	384,557.1
Issuances	30,918.5	1,126.3	141,305.7	1,952.9	48,569.1	29.3	29,265.9	2,824.1	32,774.8	288,766.6
Interest accrual	6,994.8	137.7	29,187.9	247.7	2,602.7	29.0	3,450.6	376.8	956.8	43,984.0
Net premium collected	(13,669.6)	(427.8)	(103,906.6)	(884.6)	(44,659.6)	(112.2)	(11,255.6)	(1,645.4)	(30,971.1)	(207,532.5)
Balance at March 31, 2025 at original discount rate	91,522.2	1,678.2	354,664.8	2,953.7	14,055.3	357.4	41,891.9	4,425.0	(1,773.3)	509,775.2
Effect of changes in discount rate assumptions	1,993.5	17.0	2,272.7	19.6	73.4	3.9	344.1	22.1	(40.5)	4,705.8
Balance at March 31, 2025 at current discount rate at balance sheet date	93,515.7	1,695.2	356,937.5	2,973.3	14,128.7	361.3	42,236.0	4,447.1	(1,813.8)	514,481.0
Present value of Expected Future Policy Benefits
Balance at April 01, 2024, at current discount rate at balance sheet date	216,689.5	1,308.4	810,691.9	13,191.0	257,132.1	1,091.4	519,920.1	17,757.6	76,154.5	1,913,936.5
Balance at April 01, 2024, at original discount rate	210,473.8	1,303.7	792,701.7	13,219.9	250,732.6	1,091.3	516,261.8	17,795.1	76,342.9	1,879,922.8
Effect of changes in cash flow assumptions	9,381.8	—	(8,475.8)	79.3	224.4	—	(5,378.3)	525.1	688.2	(2,955.3)
Effect of actuarial variances from expected experience	(2,309.1)	(372.2)	3,149.9	110.8	(1,014.0)	(411.6)	1,701.0	201.6	(6,432.7)	(5,376.3)
Adjusted Balance	217,546.5	931.5	787,375.8	13,410.0	249,943.0	679.7	512,584.5	18,521.8	70,598.4	1,871,591.2
Issuances	30,874.5	1,111.9	141,235.0	1,952.4	48,565.1	29.2	29,209.7	2,823.3	32,774.7	288,575.8
Interest accrual	18,482.6	150.4	69,530.5	1,098.8	22,540.7	47.2	39,452.0	1,517.1	6,812.5	159,631.8
Benefits Payments	(8,552.7)	(229.2)	(24,293.2)	(1,973.8)	(19,822.6)	(181.9)	(42,483.7)	(3,337.9)	(30,408.5)	(131,283.5)
Balance at March 31, 2025 at original discount rate	258,350.9	1,964.6	973,848.1	14,487.4	301,226.2	574.2	538,762.5	19,524.3	79,777.1	2,188,515.3
Effect of changes in discount rate assumptions	15,775.0	41.9	54,366.2	233.2	14,370.5	10.8	16,604.5	277.0	638.9	102,318.0
Balance at March 31, 2025 at current discount rate at balance sheet date	274,125.9	2,006.5	1,028,214.3	14,720.6	315,596.7	585.0	555,367.0	19,801.3	80,416.0	2,290,833.3
Present value of expected claims expenses	324.4	43.0	224.8	2.9	37.7	0.1	647.3	4.7	—	1,284.9
Net liability for future policy benefits	180,934.6	354.3	671,501.6	11,750.2	301,505.7	223.8	513,778.3	15,358.9	82,229.8	1,777,637.2
Deferred profit liability	14,053.0	59.0	66,070.8	394.3	16,012.0	0.2	136,074.4	388.8	39,561.5	272,614.0
Other global reserves	2,575.2	(323.6)	3,197.1	5,842.1	2,242.7	51.4	4,320.6	130.3	19,316.8	37,352.6
Total liability for future policy benefits and DPL for March 31, 2025	197,562.8	89.7	740,769.5	17,986.6	319,760.4	275.4	654,173.3	15,878.0	141,108.1	2,087,603.8
Less: Reinsurance recoverables	84,794.7	(69.9)	38.1	—	—	(20.0)	14,114.1	—	5,342.1	104,199.1
Net liability for future policy benefits, net of reinsurance	112,768.1	159.6	740,731.4	17,986.6	319,760.4	295.4	640,059.2	15,878.0	135,766.0	1,983,404.7
Undiscounted - Expected future benefit payments	1,357,592.1	3,683.8	3,307,089.8	22,662.1	899,460.7	908.7	1,375,202.6	28,880.6	101,483.5	7,096,963.9
Discounted - Expected future benefit payments (at current discount rate at balance sheet date)	274,125.9	2,006.5	1,028,214.3	14,720.6	315,596.7	585.0	555,367.0	19,801.3	80,416.0	2,290,833.3
Undiscounted-Expected future gross premiums	350,474.6	6,702.3	696,236.3	5,904.9	27,679.8	1,639.8	487,422.0	9,472.3	220.6	1,585,752.6
Discounted - Expected future gross premiums	205,841.6	5,043.1	564,231.6	4,830.4	24,273.8	1,214.1	398,173.3	7,912.5	125.6	1,211,646.0
Weighted - average duration of the liability (in years)	13.60	9.70	10.10	5.10	9.50	5.80	8.80	4.40	3.50	9.18
Weighted - average interest accretion (original locked-in) rate	7.7%	7.8%	7.7%	7.7%	7.7%	7.7%	7.7%	7.7%	7.8%	7.7%
Weighted-average current discount rate at balance sheet date	7.0%	7.1%	7.1%	7.1%	7.0%	7.0%	7.0%	7.2%	7.3%	7.0%

	Year Ended March 31, 2026
	Non Par Protection	Non Par Riders	Non Par Savings	Non Par Pension	Individual Annuity	Individual Health	Par Life	Par Pension	Group Non Par Life	Total	Total
	(Rs. In million, other than weighted average)										(US$ in million)
Present value of Expected Net Premium
Balance at April 01, 2025, at current discount rate at balance sheet date	93,515.7	1,695.2	356,937.5	2,973.3	14,128.7	361.3	42,236.0	4,447.1	(1,813.8)	514,481.0	5,483.1
Balance at April 01, 2025, at original discount rate	91,522.2	1,678.2	354,664.8	2,953.7	14,055.3	357.4	41,891.9	4,425.0	(1,773.3)	509,775.2	5,433.0
Effect of changes in cash flow assumptions	(9,625.2)	—	(16,206.4)	(10.2)	(2,505.7)	—	(4,635.0)	259.7	1,773.2	(30,949.6)	(329.8)
Effect of actuarial variances from expected experience	(1,157.4)	2,181.9	7,936.5	1,701.1	846.1	270.8	1,417.2	28.2	(5,071.8)	8,152.6	86.9
Adjusted Balance	80,739.6	3,860.1	346,394.9	4,644.6	12,395.7	628.2	38,674.1	4,712.9	(5,071.9)	486,978.2	5,190.1
Issuances	37,750.1	249.8	78,207.3	3,815.8	49,854.3	14.9	34,021.1	10,115.3	35,570.5	249,599.1	2,660.1
Interest accrual	8,275.2	290.7	28,146.3	576.0	2,708.5	42.0	4,925.3	831.5	994.9	46,790.4	498.7
Net premium collected	(16,939.2)	(484.1)	(107,928.1)	(1,772.9)	(49,811.8)	(152.9)	(15,892.3)	(6,182.5)	(33,623.1)	(232,786.9)	(2,480.9)
Balance at March 31, 2026 at original discount rate	109,825.7	3,916.5	344,820.4	7,263.5	15,146.7	532.2	61,728.2	9,477.2	(2,129.6)	550,580.8	5,868.0
Effect of changes in discount rate assumptions	(2,211.4)	(52.5)	(2,055.7)	(59.0)	(64.3)	(2.6)	(645.3)	(47.4)	23.9	(5,114.3)	(54.5)
Balance at March 31, 2026 at current discount rate at balance sheet date	107,614.3	3,864.0	342,764.7	7,204.5	15,082.4	529.6	61,082.9	9,429.8	(2,105.7)	545,466.5	5,813.5
Present value of Expected Future Policy Benefits
Balance at April 01, 2025, at current discount rate at balance sheet date	274,125.9	2,006.5	1,028,214.3	14,720.6	315,596.7	585.0	555,367.0	19,801.3	80,416.0	2,290,833.3	24,414.7
Balance at April 01, 2025, at original discount rate	258,350.9	1,964.6	973,848.1	14,487.4	301,226.2	574.2	538,762.5	19,524.3	79,777.1	2,188,515.3	23,324.3
Effect of changes in cash flow assumptions	(10,944.5)	—	(15,972.7)	(11.1)	(3,521.3)	—	(8,725.1)	432.8	2,576.1	(36,165.8)	(385.4)
Effect of actuarial variances from expected experience	(1,620.3)	2,142.2	7,957.2	1,693.4	877.1	396.6	2,213.9	133.8	(7,892.7)	5,901.2	62.9
Adjusted Balance	245,786.1	4,106.8	965,832.6	16,169.7	298,582.0	970.8	532,251.3	20,090.9	74,460.5	2,158,250.7	23,001.8
Issuances	37,915.2	251.5	78,158.7	3,815.0	50,295.8	14.9	33,940.4	10,112.4	35,570.5	250,074.4	2,665.2
Interest accrual	20,892.9	318.5	77,108.6	1,445.5	25,894.1	69.5	40,992.4	2,161.4	7,187.1	176,070.0	1,876.5
Benefits Payments	(8,293.1)	(277.4)	(24,513.7)	(1,923.6)	(24,291.0)	(111.6)	(41,945.1)	(3,801.9)	(29,394.2)	(134,551.6)	(1,434.0)
Balance at March 31, 2026 at original discount rate	296,301.1	4,399.4	1,096,586.2	19,506.6	350,480.9	943.6	565,239.0	28,562.8	87,823.9	2,449,843.5	26,109.5
Effect of changes in discount rate assumptions	(20,259.4)	(150.7)	(45,486.2)	(586.3)	(13,013.5)	(7.1)	(16,721.5)	(758.0)	(615.1)	(97,597.8)	(1,040.2)
Balance at March 31, 2026 at current discount rate at balance sheet date	276,041.7	4,248.7	1,051,100.0	18,920.3	337,467.4	936.5	548,517.5	27,804.8	87,208.8	2,352,245.7	25,069.3
Present value of expected claims expenses	294.7	52.2	320.5	3.8	40.5	0.1	812.2	7.5	—	1,531.5	16.3
Net liability for future policy benefits	168,722.1	436.9	708,655.8	11,719.6	322,425.5	407.0	488,246.8	18,382.5	89,314.5	1,808,310.7	19,272.1
Deferred Profit Liability	23,580.5	91.6	99,049.2	707.8	24,094.9	0.2	210,326.8	2,293.0	70,286.5	430,430.5	4,587.4
Other global reserves	2,612.9	(473.8)	5,745.3	5,921.3	3,309.7	54.4	6,256.2	156.6	15,257.8	38,840.4	413.9
Total liability for future policy benefits and DPL for March 31, 2026	194,915.5	54.7	813,450.3	18,348.7	349,830.1	461.6	704,829.8	20,832.1	174,858.8	2,277,581.6	24,273.4
Less: Reinsurance recoverables	76,403.2	(48.3)	134.3	—	—	89.8	10,155.9	—	6,542.8	93,277.7	994.1
Net liability for future policy benefits, net of reinsurance	118,512.3	103.0	813,316.0	18,348.7	349,830.1	371.8	694,673.9	20,832.1	168,316.0	2,184,303.9	23,279.3
Undiscounted- Expected future benefit payments	1,473,783.9	8,103.4	3,481,453.3	38,397.9	1,016,758.6	1,485.9	1,486,940.0	47,631.2	112,285.9	7,666,840.1	81,709.9
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	276,041.7	4,248.7	1,051,100.0	18,920.3	337,467.4	936.5	548,517.5	27,804.8	87,208.8	2,352,245.7	25,069.3
Undiscounted-Expected future gross premiums	403,841.9	15,415.2	651,730.8	12,028.1	25,006.9	1,495.9	516,679.6	16,439.7	237.4	1,642,875.5	17,509.1
Discounted-Expected future gross premiums	231,111.4	11,693.3	527,939.7	9,739.3	22,171.3	1,100.0	414,913.8	14,418.6	129.5	1,233,216.9	13,143.1
Weighted-average duration of the liability (in years)	12.70	8.40	9.30	7.20	8.90	5.30	8.50	5.00	3.50	8.50
Weighted-average interest accretion (original locked-in)rate	7.4%	7.5%	7.5%	7.5%	7.5%	7.4%	7.4%	7.5%	7.5%	7.5%
Weighted-average current discount rate at balance sheet date	7.7%	7.8%	7.5%	7.7%	7.5%	7.4%	7.5%	7.4%	7.5%	7.5%

Summary of Bank's Gross Premiums or Assessments and Interest Expense Recognised
The Bank’s gross premiums and interest accretion recognized in the consolidated statements of income and comprehensive income (loss) for Traditional and Limited-Payment contracts, as of March 31, 2025 and March 31, 2026 are as follows:

	As of March 31, 2025
Traditional and Limited-Payment Contracts:	Gross premiums		Interest accretion
	(in millions)
Non Par Protection	Rs.	34,038.8	Rs.	6,225.7
Non Par Riders		185.9		18.5
Non Par Savings		167,044.3		43,233.8
Non Par Pension		2,270.0		870.2
Individual Annuity		53,613.4		20,632.5
Individual Health		470.1		15.2
Par Life		137,161.4		42,018.3
Par Pension		3,009.7		1,149.7
Group Non Par Life		85,169.7		7,329.9

Total	Rs.	482,963.3	Rs.	121,493.8

	As of March 31, 2026
Traditional and Limited-Payment Contracts:	Gross premiums		Interest accretion
	(in millions)
Non Par Protection	Rs.	40,699.9	Rs.	8,256.6
Non Par Riders		165.4		38.3
Non Par Savings		169,181.9		54,269.8
Non Par Pension		3,547.2		902.7
Individual Annuity		61,484.2		24,516.3
Individual Health		448.7		20.8
Par Life		152,895.6		47,746.8
Par Pension		784.6		1,418.1
Group Non Par Life		98,988.3		9,913.6

Total	Rs.	528,195.8	Rs.	147,083.0

Total	US$	5,629.3	US$	1,567.5

Summary of the Bank's Policyholder Account Balances on the Consolidated Balance
The Bank’s policyholder account balances on the consolidated balance sheets as of March 31, 2025 and March 31, 2026 are as follows:

	As of,
Description	March 31, 2025		March 31, 2026	March 31, 2026
	(In millions)
Group traditional life	Rs.	26,771.0	Rs. 23,464.7	US$	250.1
Group traditional pension		12,824.8	6,841.0		72.9
Group variable life		20,051.5	20,764.6		221.3
Group variable pension		13,296.2	12,255.1		130.6
Individual VIP pension		7,543.8	6,467.4		68.9
Statutory reserves		1,165.5	2,069.2		22.1

Total	Rs.	81,652.8	Rs. 71,862.0	US$	765.9

Summary of a Roll Forward of URR
The following table presents a roll forward of URR:

	As of March 31, 2025
Particulars	Unit-Linked Life		Unit-Linked Pension		Total
	(In millions)
Balance, beginning of the year	Rs.	945.2	Rs.	43.6	Rs.	988.8
Capitalizations		2,772.3		121.6		2,893.9
Amortization		(303.5)		(12.5)		(316.0)
Experience Adjustment		(132.2)		(6.4)		(138.6)

Balance, end of the year		3,281.8		146.3		3,428.1

	As of March 31, 2026
Particulars	Unit-Linked Life	Unit-Linked Pension	Total	Total
	(In millions)
Balance, beginning of the year	Rs. 3,281.8	Rs. 146.3	Rs. 3,428.1	US$	36.5
Capitalizations	4,149.4	321.4	4,470.8		47.6
Amortization	(759.9)	(51.1)	(811.0)		(8.6)
Experience Adjustment	(332.6)	(13.1)	(345.7)		(3.7)

Balance, end of the year	6,338.7	403.5	6,742.2		71.8

Summary of Bank's Primarily two types of Reinsurance Treaties, Auto and Facultative Reinsurance with Third Parties
The effect of all reinsurance agreements on the consolidated balance sheets as of March 31, 2025 and March 31, 2026 are as follows:

	As of,
Description	March 31, 2025		March 31, 2026		March 31, 2026
	(In millions)
Direct	Rs.	2,179,868.1	Rs.	2,366,382.2	US$	25,219.9
Assumed		1,096.2		1,501.4		16.0
Total liabilities on policies in force		2,180,964.3		2,367,883.6		25,235.9
Ceded(*)		104,321.2		93,391.5		995.3

Net liabilities on policies in force	Rs.	2,076,643.1	Rs.	2,274,492.1	US$	24,240.6

(*) Reinsurance asset reported within other assets

Summary of Effect of Reinsurance
The effects of reinsurance on the consolidated statements of income are as follows:

	As of March 31,
	2025		2026	2026
Premium and other operating income from insurance business:	(In millions)
Direct	Rs.	510,646.9	Rs. 563,319.8	US$	6,003.6
Assumed		2,581.4	3,826.5		40.8
Ceded		(14,963.1)	(21,155.9)		(225.5)

Total	Rs.	498,265.2	Rs. 545,990.4	US$	5,818.9

	As of March 31,
	2025		2026		2026
Claims and benefits paid pertaining to insurance business:	(In millions)
Direct	Rs.	537,887.7	Rs.	573,888.5	US$	6,116.3
Assumed		1,558.9		2,954.7		31.5
Ceded		(6,579.5)		(6,893.5)		(73.5)

Total	Rs.	532,867.1	Rs.	569,949.7	US$	6,074.3

Summary of Information Regarding Total DAC by Line of Business
Information regarding total DAC by
l
ine of business as of March 31, 2025 and March 31, 2026 are as foll
o
ws:

	Year Ended March 31, 2025
	Non Par Protection	Non Par Savings	Non Par Pension	Individual Annuity	Par Health	Par Life	Par Pension	UL Life	UL Pension	Group Non par Life	Total
	(Rs. in million)
Balance at March 31, 2024	4,717.3	15,886.0	225.9	1,798.1	—	12,782.1	152.4	12,219.0	200.6	12,550.5	60,531.9
Capitalizations	5,956.9	34,826.9	218.9	2,828.1	0.1	20,087.6	390.7	21,425.5	1,483.8	17,584.5	104,803.0
Amortization	(259.1)	(1,911.8)	(40.0)	(106.9)	—	(1,088.1)	(49.2)	(3,229.4)	(110.9)	(6,667.6)	(13,463.0)
Experience Adjustment	(228.5)	(885.4)	(2.3)	(2.6)	—	(754.7)	(6.5)	(1,183.2)	(41.8)	(591.3)	(3,696.3)

Balance at March 31, 2025	10,186.6	47,915.7	402.5	4,516.7	0.1	31,026.9	487.4	29,231.9	1,531.7	22,876.1	148,175.6

	Year Ended March 31, 2026
	Non Par Protection	Non Par Savings	Non Par Pension	Individual Annuity	Par Health	Par Life	Par Pension	UL Life	UL Pension	Group Non par Life	Total	Total
	(Rs. in million)											(US$. in million)
Balance at March 31, 2025	10,186.6	47,915.7	402.5	4,516.7	0.1	31,026.9	487.4	29,231.9	1,531.7	22,876.1	148,175.6	1,579.1
Capitalizations	8,088.8	20,184.7	732.2	3,346.0	—	23,060.0	2,345.8	32,936.8	2,664.5	34,931.9	128,290.7	1,367.3
Amortization	(512.7)	(3,573.5)	(63.9)	(244.1)	—	(2,287.4)	(235.5)	(6,223.8)	(467.8)	(11,456.1)	(25,064.8)	(267.1)
Experience Adjustment	(805.9)	(4,775.3)	(25.4)	(181.0)	—	(230.8)	(39.6)	(2,158.0)	(150.8)	(1,362.5)	(9,729.3)	(103.7)

Balance at March 31, 2026	16,956.8	59,751.6	1,045.4	7,437.6	0.1	51,568.7	2,558.1	53,786.9	3,577.6	44,989.4	241,672.2	2,575.6

Summary of Information Regarding Movement of Total VOBA Contracts
Information regarding movement of total VOBA contracts for the year ended March 31, 2025 is as follows:

	As of March 31, 2025
	(In millions)
Balance, April 1, 2024	Rs.	204,395.7
Amortization		(16,669.1)
Experience Adjustment		(3,447.2)

Balance, March 31, 2025	Rs.	184,279.4

Information regarding movement of total VOBA contracts for the year ended March 31, 2026 is as follows:

	As of March 31, 2026
	(In millions)
Balance, April 1, 2025	Rs. 184,279.4	US$	1,964.0
Amortization	(14,527.3)		(154.8)
Experience Adjustment	(1,033.5)		(11.0)

Balance, March 31, 2026	Rs. 168,718.6	US$	1,798.2

Summary of Information Regarding the Estimated Future Amortisation of VOBA Intangibles Over the Next Five Years
Information regarding the estimated future amortization of VOBA intangibles over the next five years is as follows:

	As of March 31, 2026
Year	(In millions)
2027	Rs. 12,539.0	US$	133.6
2028	10,804.5		115.1
2029	9,247.9		98.6
2030	8,350.6		89.0
2031	7,610.7		81.1